Geographic Information	12 Months Ended
Dec. 31, 2018
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the chief executive officer, in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents long-lived assets by geographic region as of December 31, 2017 and 2018:

	December 31,
	2017	2018

U.S	$232	$1,839
Israel	10,342	12,581
EMEA	378	328
Asia Pacific	278	246

	$11,230	$14,994

Major customers’ data as a percentage of total revenues:

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Year ended December 31,
	2016	2017	2018

Customer A	21%	18%	15%
Customer B	16%	13%	17%